1
Gabelli Automation ETF
Schedule of Investments — March 31, 2026 (Unaudited)
Shares Market Value
COMMON STOCKS – 75.2%
Building and Construction – 0.9%
3,000
TOTO Ltd. ...............................................
$ 96,216
Communication Services – 4.1%
2,328
Arista Networks Inc.† .............................
285,832
314
Motorola Solutions Inc. ...........................
136,266
422,098
Computer Integrated Systems Design – 1.1%
8,955
Kyndryl Holdings Inc.† ............................
117,490
Computer Software and Services – 12.9%
143
Alphabet Inc., Cl. A .................................
41,121
210
CrowdStrike Holdings Inc., Cl. A† ...........
81,986
3,000
Dell Technologies Inc., Cl. C ...................
492,390
1,672
Fortinet Inc.† ...........................................
136,636
673
Hewlett Packard Enterprise Co. ..............
16,024
256
Microsoft Corp. .......................................
94,763
732
MKS Inc. .................................................
168,221
7,312
Stratasys Ltd.† ........................................
57,107
3,302
Super Micro Computer Inc.† ...................
75,187
400
Synopsys Inc.† .......................................
158,592
1,322,027
Consumer Services – 1.0%
510
Amazon.com Inc.† ..................................
106,218
Diversified Industrial – 2.5%
200
Belden Inc. ..............................................
22,966
12,180
Nidec Corp. .............................................
150,883
1,880
Tokyo Ohka Kogyo Co. Ltd. .....................
87,328
261,177
Electronic & Other Electrical Equipment – 0.1%
53
Axcelis Technologies Inc.† ......................
4,933
Electronics – 9.6%
737
Kimball Electronics Inc.† ........................
17,460
6,000
Macnica Holdings Inc. .............................
87,351
300
Maruwa Co. Ltd. ......................................
99,808
20,890
Sony Group Corp., ADR .........................
432,423
1,044
Texas Instruments Inc. ............................
202,682
1,628
Universal Display Corp. ..........................
149,222
988,946
Entertainment – 6.0%
2,000
Netflix Inc.† .............................................
192,300
16,056
Nintendo Co. Ltd., ADR ..........................
229,440
1,500
Nintendo Co. Ltd. ....................................
82,937
2,000
Screen Holdings Co. Ltd. ........................
112,662
617,339
Information Technology – 0.1%
335
Gen Digital Inc. .......................................
6,308
Shares Market Value
Prepackaged Software – 8.5%
2,333
Check Point Software Technologies
Ltd.† ...................................................
$ 333,269
1,116
N-able Inc.† ............................................
5,212
3,500
Oracle Corp. ...........................................
514,885
123
PTC Inc.† ................................................
17,526
870,892
Semiconductors – 28.4%
1,120
Advanced Micro Devices Inc.† ...............
227,842
1,400
Advantest Corp. ......................................
179,339
408
Analog Devices Inc. ................................
129,801
62
ASML Holding NV ...................................
81,891
1,120
Broadcom Inc. .........................................
346,651
400
Disco Corp. .............................................
154,349
600
Entegris Inc. ............................................
70,344
3,500
Ferrotec Corp. .........................................
138,496
2,246
GlobalFoundries Inc.† ............................
99,902
3,000
Kokusai Electric Corp. ............................
94,742
1,553
NVIDIA Corp. ..........................................
270,843
626
QUALCOMM Inc. ....................................
80,616
15,222
Renesas Electronics Corp. .....................
206,359
2,500
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ............................................
844,875
2,926,050
TOTAL COMMON STOCKS ............ 7,739,694
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 24.8%
$ 2,565,000 U.S. Treasury Bills,
3.62% to 3.82%††, 04/14/26 to 06/18/26
2,548,703
TOTAL INVESTMENTS — 100.0%
(cost $10,677,195) ..................................
$ 10,288,397
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt